SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, impairment of goodwill, share-based compensation and costs related to its customer loyalty program.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash

Restricted cash represents bank demand deposits collateralized for certain newly established subsidiaries pending capital verification procedure of relevant PRC government authority and deposits used as security against borrowings. The capital verification approval process typically takes between three to six months.

Short-term investments

Short-term investments

Short-term investments represent held-to-maturity securities and are measured at amortized cost in the consolidated balance sheets. The Group classifies investments with maturities of more than three months and less than 12 months as short-term investments.

Accounts receivable, net of allowance

Accounts receivable, net of allowance

Trade receivables mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding for new hotels opened are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables and beddings replacement are expensed when used.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of brand name, non-compete agreements, franchise agreements and favorable leases acquired in business combinations and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, non-compete agreements, franchise agreements and favorable lease agreements acquired from business combination are recognized and measured at fair value upon acquisition. Non-compete agreements, franchise agreements and favorable lease agreements are amortized over the expected useful life, remaining franchise contract terms and remaining operating lease terms. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease term. Purchased software is stated at cost less accumulated amortization.

Brand name is considered to have an indefinite life. The Group evaluates the brand name each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name with its carrying amount. If the carrying amount of brand name exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measured the fair value of the brand name under the relief-from-royalty method. Management performs its annual brand name impairment test on November 30.

Long-term investments

Long-term investments

Long-term investments include cost-method investment, equity-method investment and available-for-sale securities.

The Group accounts for the investment in an investee of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost-method investment. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary.

The Group accounts for the investment in joint venture under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from investment is recognized in the consolidated statements of comprehensive income. Dividends received reduce the carrying amount of the investment. Equity-method investment is reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other-than-temporary.

Investments in securities that have readily determinable fair values are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recorded as a component of other comprehensive income or loss. Realized gains or losses are recognized in the consolidated statements of comprehensive income during the period in which the gains or losses are realized. If the Group determines that a decline in the fair value of the individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) the Group’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value.  Available-for-sale securities not expected to be realized in cash or sold in the next normal operating cycle of the business are classified as long-term investments.

No event had occurred that indicated that an other-than-temporary impairment existed and therefore the Group did not record any impairment charges for these investments during 2012 and 2013.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets. There was no impairment charge recognized during the year ended December 31, 2011.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continue underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB5,349 and RMB 7,965 during the year ended December 31, 2012 and 2013, respectively.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of RMB710, nil and nil for years ended December 31, 2011, 2012 and 2013, respectively.

Accruals for customer loyalty program

Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. The membership has an unlimited life. Members enjoy favorable treatment such as more convenient check-out procedures and late check-out, discounts on room rates and accumulate membership points for their paid stays, which can be redeemed for room night awards and other gifts within two years after the points are earned. The estimated incremental costs to provide room night awards and other gifts are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as cost and expense in the accompanying consolidated statements of comprehensive income. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. As of December 31, 2012 and 2013, the accruals for estimated liabilities under the customer loyalty program amounted to RMB12,963 and RMB15,061, respectively.

Deferred revenue

Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, cash received for membership fees and initial franchise fees received prior to the Group fulfilling its commitments to the franchisees.

Revenue recognition

Revenue recognition

Revenue from leased hotels is derived from hotel operations, mainly including the rental of rooms, food and beverage sales and souvenir sales from leased hotels. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from manachised and franchised hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fees. The one-time franchise fee is recognized when the manachised and franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation and personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized when services are provided.

In addition, the Group accounts for hotel manager fees related to the manachised hotels under the franchise program as revenues. Pursuant to the franchise agreements, the Group charges the franchisees fixed hotel manager fees to cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2011, 2012 and 2013, the hotel manager fees that were recognized as revenue were RMB43,021, RMB72,061 and RMB116,885, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. Effective October 1, 2010, the Group prospectively revised the estimated membership duration from three to five years to two to five years to more closely reflect the expected membership retention. Revenues recognized from the customer loyalty program were RMB35,623, RMB51,132 and RMB74,715 for the years ended December 31, 2011, 2012 and 2013, respectively.

Business tax and related taxes

Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Advertising and promotional expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB28,445, RMB30,053 and RMB43,807 for the years ended December 31, 2011, 2012 and 2013, respectively.

Government grants

Government grants

Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB7,491, RMB6,723 and RMB17,016 for the years ended December 31, 2011, 2012 and 2013, respectively, which were recorded as other operating income. The prior period amounts have been reclassified from an offset to general and administrative expenses to conform to the current year presentation. These reclassifications have no effect on the Group’s previously reported results of operations and financial position.

Leases

Leases

A lease of which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2012 and 2013, deferred rent of RMB11,882 and RMB15,704 were recorded as other current liabilities and RMB470,438  and RMB653,831 were recorded as long-term liabilities, respectively.

Capitalization of interest

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2011, 2012 and 2013 was RMB882, RMB859 and RMB1,084, of which nil, RMB37 and RMB271 was capitalized as additions to assets under construction, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, RMB, which is the functional currency.

Comprehensive income

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term investments consist of corporate debt securities with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair value of the Group’s financial instruments, including cash, restricted cash, short-term investments, receivables, payables and accruals, approximates their carrying value due to their short-term nature.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates.

As of December 31, 2013, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	50,000	—	50,000	—

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012 and 2013:

			Fair Value Measurements at Reporting Date Using
Year Ended December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
2012	Property and equipment	4,991	—	—	4,991	5,349
2013	Property and equipment	5,382	—	—	5,382	7,965

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB10,340 and RMB13,347 was not fully recoverable and consequently recorded an impairment charge of RMB5,349 and RMB7,965 for the years ended December 31, 2012 and 2013, respectively.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 15%, and 4% and 20% for the year ended December 31, 2012 and 2013, respectively.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2011, 2012 and 2013, the Group recognized share-based compensation expenses of RMB15,483, RMB20,837 and RMB30,468, respectively, which was classified as follows:

	Year Ended December 31,
	2011	2012	2013
Hotel operating costs	2,115	2,592	4,948
Selling and marketing expenses	783	1,031	973
General and administrative expenses	12,585	17,214	24,547
Total	15,483	20,837	30,468

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and nonvested restricted stocks.

Segment reporting

Segment reporting

The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

On February 28, 2013, the FASB issued ASU 2013-04, which is based on a consensus reached by the Emerging Issues Task Force (“EITF”). ASU 2013-04 requires entities to “measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following:

•                  The amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors

•                  Any additional amount the reporting entity expects to pay on behalf of its co-obligors.

Required disclosures include a description of the joint-and-several arrangement and the total outstanding amount of the obligation for all joint parties. ASU 2013-04 permits entities to aggregate disclosures (as opposed to providing separate disclosures for each joint-and-several obligation). These disclosure requirements are incremental to the existing related-party disclosure requirements in ASC 850. ASU 2013-04 is effective for all prior periods in fiscal years beginning on or after December 15, 2013 and interim reporting periods within those years. The Group is required to adopted ASU 2013-04 as of January 1, 2014, and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On March 4, 2013, the FASB issued ASU 2013-05, which indicates that the entire amount of a cumulative translation adjustment (CTA) related to an entity’s investment in a foreign entity should be released when there has been a:

•                  Sale of a subsidiary or group of net assets within a foreign entity and the sale represents the substantially complete liquidation of the investment in the foreign entity.

•                  Loss of a controlling financial interest in an investment in a foreign entity (i.e., the foreign entity is deconsolidated).

•                  Step acquisition for a foreign entity (i.e., when an entity has changed from applying the equity method for an investment in a foreign entity to consolidating the foreign entity).

ASU 2013-05 does not change the requirement to release a pro rata portion of the CTA of the foreign entity into earnings for a partial sale of an equity method investment in a foreign entity. ASU 2013-05 is effective for fiscal years (and interim periods within those fiscal years) beginning on or after December 15, 2013 and should be applied prospectively. The Group is required to adopted ASU 2013-05 as of January 1, 2014, and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On July 18, 2013, the FASB issued ASU 2013-11 in response to a consensus reached at the EITF’s June 11, 2013, meeting. ASU 2013-11 provides guidance on financial statement presentation of an unrecognized tax benefit (“UTB”) when a net operating loss (“NOL”) carryforward, a similar tax loss, or a tax credit carryforward exists. Under ASU 2013-11, an entity must present a UTB, or a portion of a UTB, in the financial statements as a reduction to a deferred tax asset (“DTA”) for an NOL carryforward, a similar tax loss, or a tax credit carryforward except when:

•                  An NOL carryforward, a similar tax loss, or a tax credit carryforward is not available as of the reporting date under the governing tax law to settle taxes that would result from the disallowance of the tax position.

•                  The entity does not intend to use the DTA for this purpose (provided that the tax law permits a choice).

If either of these conditions exists, an entity should present a UTB in the financial statements as a liability and should not net the UTB with a DTA. New recurring disclosures are not required because ASU2013-11 does not affect the recognition or measurement of uncertain tax positions under ASC 740. This amendment does not affect the amounts public entities disclose in the tabular reconciliation of the total amounts of UTBs because the tabular reconciliation presents the gross amounts of UTBs. ASU 2013-11 is effective for public entities for fiscal years beginning after December 15, 2013, and interim periods within those years. ASU 2013-11 should be applied to all UTBs that exist as of the effective date. Entities may choose to apply ASU 2013-11 retrospectively to each prior reporting period presented. The Group is required to adopt ASU 2013-11 as of January 1, 2014, and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.0537, on December 31, 2013, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2013, or at any other rate.